S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	May 14, 2026 USD ($) $ / shares shares
Amanat Sponsor Holdings LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,156,250
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.012
Amanat Sponsor Holdings LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	281,250
Price Paid or to be Paid for Securities, Total Amount	$ 3,112,500
Amanat Sponsor Holdings LLC [Member] | Private Placement shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	300,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Amanat Sponsor Holdings LLC [Member] | Promissory Note [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Amanat Sponsor Holdings LLC and/or its affiliates or designees [Member] | Office Space and Administrative Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Dr. Pavan Cheruvu [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	150,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,800
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.012
Mr. Nicholas Fernandez [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	50,000
Price Paid or to be Paid for Securities, Total Amount	$ 600
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.012
Independent directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	25,000
Price Paid or to be Paid for Securities, Total Amount	$ 900
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.012